Short-Term Debts - Schedule of Short-Term Debts (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Short-Term Debts [Line Items]
Short-term debts		$ 32,810
Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Annual Interest Rate	1.55%
Short-term debts		$ 32,810
Maximum [Member] | Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Maturity	Dec. 29, 2023
Minimum [Member] | Higashi-Nippon Bank [Member]
Schedule of Short-Term Debts [Line Items]
Maturity	Dec. 25, 2024